Other Operating Income	12 Months Ended
Dec. 31, 2019
Other Income And Expenses [Abstract]
Other Operating Income
19.	Other Operating Income

The Chinese tax bureau implemented a new tax rule which states that for the period between April 1, 2019 to December 31, 2021, companies from selected service industries (i.e. postal services, telecommunication services, modern services and lifestyle services) qualify for, an additional 10 percent super deduction of input VAT in addition to the existing, deductible input VAT. For the year ended December 31, 2019, the Company obtained the relevant certificate and recorded a benefit from the super deduction of RMB 30.3 million in other operating income.